Condensed Financial Information (Parent Company) (Interest Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest Expense [Abstract]
Total interest expense	$ 894	$ 874	$ 854
Parent Company
Interest Expense [Abstract]
Total interest expense	1,171	1,151	1,122
Parent Company | Long-term Debt [Member]
Interest Expense [Abstract]
Total interest expense	833	809	790
Parent Company | Long-term Debt [Member] | Affiliated Entity [Member]
Interest Expense [Abstract]
Total interest expense	168	173	163
Parent Company | Secured Debt [Member]
Interest Expense [Abstract]
Total interest expense	36	35	35
Parent Company | Junior Subordinated Debt [Member]
Interest Expense [Abstract]
Total interest expense	$ 134	$ 134	$ 134